SUBSEQUENT EVENTS 331 (Details Narrative) (CFO Employment Agmt, USD $)	3 Months Ended
Mar. 31, 2014
CFO Employment Agmt
Date of Employment	May 12, 2014
Salary compensation	$ 125,000
Stock Options, Issued	$ 100,000